Offsets	Apr. 02, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Ooma, Inc.
Form or Filing Type	S-3
File Number	333-268733
Initial Filing Date	Dec. 09, 2022
Fee Offset Claimed	$ 3,835.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 100,000,000.00
Termination / Withdrawal Statement	The Prior Registration Statement is hereby withdrawn and any offering of the unsold securities thereunder has been terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Ooma, Inc.
Form or Filing Type	S-3
File Number	333-268733
Filing Date	Dec. 09, 2022
Fee Paid with Fee Offset Source	$ 3,835.00
Offset Note	On December 9, 2022, the registrant filed a registration statement on Form S-3 (File No. 333-268733), registering the issuance of $100,000,000.00 of securities of the registrant (the "Prior Registration Statement"). In connection with the filing of the Prior Registration Statement a fee of $11,020.00 was due, which the registrant satisfied through (i) claiming a fee offset of $7,185.00 pursuant to Rule 457(p), and (ii) a contemporaneous fee payment in the amount of $3,835.00. Pursuant to Rule 457(p) under the Securities Act, the registration fee applicable to the securities registered hereby in the amount of $20,715.00 is offset by $3,835.00 in registration fees previously paid by the registrant with respect to the registrant's securities that were registered but not issued pursuant to the Prior Registration Statement. Accordingly, a registration fee of $16,880.00 is being paid at this time. The Prior Registration Statement is hereby withdrawn and any offering of the unsold securities thereunder has been terminated.